Share-Based Compensation - Schedule of restricted share units ("RSU") (Details) - Restricted Stock Units (RSUs) [Member] - Equity Incentive Plan [Member]	6 Months Ended
	Jun. 30, 2023 $ / shares shares
Number of Options
Unvested Balance at January 1, 2023 | shares	704,350
Granted | shares	143,620	[1]
Vested | shares	(118,807)
Forfeited | shares	(372,454)
Unvested Balance at June 30, 2023 | shares	356,709
Weighted average exercise price
Unvested Balance at January 1, 2023 | $ / shares	$ 24.75
Granted | $ / shares	6.04	[1]
Vested | $ / shares	36.02
Forfeited | $ / shares	22.3
Unvested Balance at June 30, 2023 | $ / shares	$ 20

[1]	The RSU awards generally vest over four years, with no exercise price.